Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Spirit of America Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA INCOME FUND (the “Income Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks to provide high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.” More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements—Sale of Class A Shares” of the Income Fund’s prospectus and in the section titled “How to Purchase Shares” of the Income Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year ended December 31, 2016, the Income Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Income Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Income Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Income Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (i.e., “junk bonds”), and collateralized mortgage obligations (“CMOs”). A CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. The Income Fund may also invest in U.S. government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”). Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions and guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. High yield bonds are rated below investment grade (BB and lower). The Portfolio Manager seeks out high yield bonds with the potential to offer high current income, generally focusing on high yield bonds that can provide consistently attractive current yields. High yield bonds offer high income in an effort to compensate investors for the higher risk of default (failure to make required interest or principal payments). The Income Fund may also invest in higher rated (above BB) bonds. Although the Income Fund expects to maintain a long-weighted average maturity, there are no maturity restrictions on the Income Fund or on individual securities. Typically, the investments in the Income Fund will be subject to federal income taxation.

		Consistent with its objective, the Income Fund may invest in other securities, including futures, options and swaps. The Income Fund may also invest in MLPs, equity securities of dividend paying companies and private placements.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Income Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Income Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Income Fund’s share price will fluctuate within a wide range. There is no assurance that the Income Fund will achieve its investment objective. The Income Fund’s performance could be adversely affected by the following principal risks:
  Market Risk—The market value of the Income Fund’s investments fluctuates as the equity market fluctuates. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole.
  U.S. Government Securities Risk—Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.
  Interest Rate Risk—Interest rate risk is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Interest rate risk is expected to be high for the Income Fund because it invests, without limitation, in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.
  Credit Risk—Credit risk is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk is significant for the Income Fund because it seeks to invest a portion of the Income Fund’s assets in low-quality bonds. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Income Fund attempts to reduce portfolio credit risk by diversifying its holdings and carefully researching issuer credit quality.
  Credit Risks of Lower-Grade Securities—Credit risks of lower-grade securities is the possibility that bonds rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade securities. High yield bond issuers often include small or relatively new companies lacking the operating history or capital to warrant investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Income Fund’s ability to sell these securities (see “Liquidity Risk”, described under “Additional Information about the Investment Objectives, Principal Investment Strategies and Related Risks of the Income Fund” below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Income Fund may lose its entire investment in those securities.
  Call Risk—Call risk is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The Income Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Income Fund’s income. Call risk is typically higher for long-term bonds.
  Risks of CMOs—Risks of CMOs is the possibility that the Income Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent that the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Income Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgages or asset-backed securities. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements and these so-called “private label” CMOs are the sole obligation of their issuer.
  MLP Risk—Investing in MLPs involves risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.
  Dividend Risk—Dividend risk is the risk that there can be no assurance that a dividend-paying company will continue to make regular dividend payments.
  Portfolio Management Risk—The Income Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The securities purchased by the Adviser may not perform as anticipated.
		Suitability: An investment in the Income Fund may be suitable for intermediate to long-term investors who seek high current income. Investors should be willing to accept the risks and potential volatility of such investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Income Fund could lose money over short or long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks of investing in the Income Fund by showing the Income Fund’s performance compared to that of a broad measure of market performance. The Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Income Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Income Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Asset Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

		The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the classes do not have the same expenses and inception dates. Performance is not shown for Class C shares because it is a new class of shares and have not been offered for a full calendar year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in annual total returns from inception for the Income Fund’s Class A shares.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class C shares because it is a new class of shares and have not been offered for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-452-4892
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Income Fund’s Annual Returns (%) Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 11.72% in the quarter ended June 30, 2009 Worst Quarter (4.25)% in the quarter ended March 31, 2009
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the classes do not have the same expenses and inception dates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Income Fund’s average annual return compares with that of its benchmark, the Bloomberg Barclays Capital U.S. Aggregate Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	* The inception of the Income Fund Class A Shares was December 31, 2008.
Spirit of America Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
1 year	rr_ExpenseExampleYear01	$ 582
3 years	rr_ExpenseExampleYear03	808
5 years	rr_ExpenseExampleYear05	1,052
10 years	rr_ExpenseExampleYear10	$ 1,752
2009	rr_AnnualReturn2009	17.08%
2010	rr_AnnualReturn2010	8.20%
2011	rr_AnnualReturn2011	16.12%
2012	rr_AnnualReturn2012	10.51%
2013	rr_AnnualReturn2013	(3.97%)
2014	rr_AnnualReturn2014	14.79%
2015	rr_AnnualReturn2015	(0.17%)
2016	rr_AnnualReturn2016	4.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.25%)
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Spirit of America Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
1 year	rr_ExpenseExampleYear01	$ 288
3 years	rr_ExpenseExampleYear03	582
5 years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	2,169
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
Spirit of America Income Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[4],[5]
Spirit of America Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	2.31%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[4],[5]
Spirit of America Income Fund | Bloomberg Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[2]	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10% and 1.85% of the Class A and Class C average daily net assets, respectively, through April 30, 2018. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Income Fund within the following three years, provided the Income Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the Income Fund, upon sixty days written notice to the Adviser.
[3]	During the fiscal year ended December 31, 2016, the Adviser recouped $25,263 of previous fee reductions from the Income Fund, which resulted in 0.01% of additional fees paid by the Fund and is included in “Other Expenses.”
[4]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.